PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,352	$ 20,213
Property and equipment, accumulated depreciation	15,215	13,957
Property and equipment, net	6,137	6,256
Depreciation expense	1,113	1,179	$ 1,070
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,283	7,839
Property and equipment, accumulated depreciation	5,130	4,641
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,892	3,606
Property and equipment, accumulated depreciation	2,972	2,982
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,722	2,620
Property and equipment, accumulated depreciation	1,762	1,513
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	779	815
Property and equipment, accumulated depreciation	727	571
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,836	4,543
Property and equipment, accumulated depreciation	4,032	3,749
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	840	790
Property and equipment, accumulated depreciation	$ 592	$ 501